Interest Expense, Net - Schedule of Net Interest Income (Expense) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Net Interest Income (Expense) [Abstract]
Interest expense	$ (472,656)	$ (394,245)	$ (404,495)
Interest income	177	1,830	59,453
Total interest expense, net	$ (472,479)	$ (392,415)	$ (345,042)